DERIVATIVE INSTRUMENTS - Fair Values of Instruments Designated as Hedges (Details) - Operating cash flow hedges - Designated Hedge - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Derivative contracts
Derivative assets	$ 20	$ 0
Other Current Assets
Derivative contracts
Derivative assets	12	0
Other Noncurrent Assets
Derivative contracts
Derivative assets	$ 8	$ 0